Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 23, 2018
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	FFBC
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		62,093,120
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 1,690,000,000